Loans Payable - Schedule of loans payable (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025
Debt Instrument [Line Items]
Interest	$ 92	$ 109	$ 243	$ 334
Less: current portion	(1,460)		(1,460)		$ (2,792)
Non-current portion	9,828		9,828		10,200
Loans payable [Member] | Boden Technologies AB [Member]
Debt Instrument [Line Items]
Balance, beginning of period			12,993	$ 13,188	13,188
Interest			244		414
Repayment			(3,064)		(1,343)
Foreign exchange movement			1,115		734
Balance, end of period	11,288		11,288		$ 12,993
Less: current portion	(1,460)		(1,460)
Non-current portion	$ 9,828		$ 9,828